Commitments and Contingencies (Tables) (Motor Vehicles [Member])	12 Months Ended
Dec. 31, 2013
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Minimum future lease payments due under the above leases on December 31, 2013:
Year ending December 31	US$ thousands
2014	230
2015	215
2016	55

500